CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Mar. 18, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Ordinary shares, par value (in dollars per share)	$ 0.00125	$ 0.00125	$ 0.01	$ 0.00125